Securities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) security	Dec. 31, 2019 USD ($) security
Schedule of Available-for-sale Securities [Line Items]
Other-than-temporary impairment	$ 0	$ 0
Sales of securities	$ 0	$ 0
Holdings of securities greater than 10% of stockholders' equity | security	0	0
Securities with unrealized losses | security	0
Equity securities	$ 5,000,000
U.S. Government-Sponsored Entities And Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Minimum percentage of securities held	10.00%	10.00%